Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
The estimated useful lives are as follows:

Asset	Method	Period/Rate
Building and building components	Straight-line	20 to 40 years
Laboratory, and plant equipment	Straight-line	10 to 20 years
Furniture and office equipment	Declining balance	20% to 30%
Computer equipment	Straight-line	2 to 5 years

(i)	Goodwill and other Intangible assets:

Schedule of Intangible Assets with Finite Useful Lives	The estimated useful lives are as follows:

Asset	Method	Period/Rate
Customer relationships (1)	Straight-line	10 years
Farmer relationships (1)	Straight-line	3 years
License agreements	Straight-line	31 months to 12 years
Website and trademarks	Straight-line	4 years
Tradenames	Straight-line	15 years
Computer software	Straight-line	3 to 5 years

(1)	During the year ended March 31, 2021, the amortization of customer relationships and farmer relationships, both related to SugarLeaf, was accelerated and those assets were then fully amortized.